COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

		Shares	Value
COMMON STOCK	97.5%
AUSTRALIA	3.1%
REAL ESTATE
DIVERSIFIED	2.6%
BGP Holdings PLC (EUR)(a),(b)		11,893,063	$0
Charter Hall Group		1,990,976	15,655,380
Mirvac Group		11,827,798	24,428,511

			40,083,891

INDUSTRIALS	0.5%
Goodman Group		787,008	7,532,290

TOTAL AUSTRALIA			47,616,181

AUSTRIA	0.6%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		237,580	8,428,836

BELGIUM	0.6%
REAL ESTATE—RESIDENTIAL
Aedifica SA		77,559	8,977,665

CANADA	3.1%
REAL ESTATE
OFFICE	1.6%
Allied Properties REIT		588,164	23,782,274

RESIDENTIAL	1.5%
Boardwalk REIT		691,859	23,191,650

TOTAL CANADA			46,973,924

CHINA	0.9%
REAL ESTATE
DIVERSIFIED	0.6%
China Overseas Land & Investment Ltd. (HKD)		2,864,000	9,007,439

RESIDENTIAL	0.3%
Shimao Property Holdings Ltd. (HKD)		1,808,000	5,282,570

TOTAL CHINA			14,290,009

FRANCE	2.6%
REAL ESTATE
DIVERSIFIED	0.8%
Covivio		118,532	12,544,736

OFFICE	0.6%
Gecina SA		55,344	8,698,463

		Shares	Value
RETAIL	1.2%
Klepierre SA		546,119	$18,547,759

TOTAL FRANCE			39,790,958

GERMANY	4.6%
REAL ESTATE
OFFICE	0.5%
Alstria Office REIT AG		458,050	7,858,222

RESIDENTIAL	4.1%
Deutsche Wohnen SE		519,720	18,971,046
Instone Real Estate Group AG, 144A(b),(c)		268,930	5,604,461
LEG Immobilien AG		181,054	20,720,686
Vonovia SE		349,065	17,710,577

			63,006,770

TOTAL GERMANY			70,864,992

HONG KONG	5.6%
REAL ESTATE
DIVERSIFIED	3.2%
New World Development Co., Ltd.		14,759,000	19,169,734
Sun Hung Kai Properties Ltd.		2,054,000	29,561,121

			48,730,855

RESIDENTIAL	0.4%
Wharf Real Estate Investment Co., Ltd.		1,320,462	7,210,760

RETAIL	2.0%
Link REIT		2,752,444	30,359,516

TOTAL HONG KONG			86,301,131

JAPAN	11.7%
REAL ESTATE
DIVERSIFIED	9.2%
Activia Properties, Inc.		3,982	20,328,916
Invincible Investment Corp.		17,469	10,776,252
Mitsui Fudosan Co., Ltd.		778,200	19,281,367
Mitsui Fudosan Logistics Park, Inc.		2,282	9,507,894
NIPPON REIT Investment Corp.		2,761	11,529,170
Nomura Real Estate Master Fund, Inc.		9,327	16,838,200
Orix JREIT, Inc.		4,491	9,802,321
Sumitomo Realty & Development Co., Ltd.		778,957	29,630,984
Tokyu Fudosan Holdings Corp.		1,945,433	12,396,794

			140,091,898

		Shares	Value
INDUSTRIALS	0.6%
GLP J-REIT		2,069	$2,743,996
Nippon Prologis REIT, Inc.		2,360	6,462,853

			9,206,849

OFFICE	1.7%
Daiwa Office Investment Corp.		1,223	9,489,915
Nippon Building Fund, Inc.		2,223	17,064,416

			26,554,331

RETAIL	0.2%
Japan Retail Fund Investment Corp.		1,534	3,243,213

TOTAL JAPAN			179,096,291

NETHERLANDS	1.3%
REAL ESTATE—DATA CENTERS
InterXion Holding NV (USD)(b)		240,606	19,599,765

NORWAY	1.1%
REAL ESTATE—OFFICE
Entra ASA, 144A(c)		1,088,234	17,057,391

SINGAPORE	2.5%
REAL ESTATE
DIVERSIFIED	1.6%
CapitaLand Ltd.		1,983,600	5,066,099
City Developments Ltd.		1,496,700	10,633,863
Keppel DC REIT		6,719,800	9,286,125

			24,986,087

HEALTH CARE	0.6%
Parkway Life Real Estate Investment Trust		4,082,800	9,245,859

INDUSTRIALS	0.3%
Mapletree Industrial Trust		2,672,200	4,698,076

TOTAL SINGAPORE			38,930,022

SPAIN	0.9%
REAL ESTATE
DIVERSIFIED	0.4%
Merlin Properties Socimi SA		419,425	5,856,123

		Shares	Value
OFFICE	0.5%
Inmobiliaria Colonial Socimi SA		641,540	$7,740,661

TOTAL SPAIN			13,596,784

SWEDEN	2.4%
REAL ESTATE
DIVERSIFIED	1.9%
Castellum AB		595,712	12,756,547
Fastighets AB Balder, Class B(b)		210,387	7,967,480
Hemfosa Fastigheter AB		790,615	8,007,306

			28,731,333

INDUSTRIALS	0.5%
Catena AB		257,079	8,435,199

TOTAL SWEDEN			37,166,532

UNITED KINGDOM	3.6%
REAL ESTATE
HEALTH CARE	0.6%
Assura PLC		11,181,000	9,802,034

INDUSTRIALS	1.7%
LondonMetric Property PLC		3,443,620	9,204,936
Segro PLC		1,604,229	15,992,860

			25,197,796

OFFICE	0.3%
Derwent London PLC		122,404	5,071,910

RESIDENTIAL	0.7%
UNITE Group PLC		739,636	9,930,856

SELF STORAGE	0.3%
Safestore Holdings PLC		579,215	4,760,880

TOTAL UNITED KINGDOM			54,763,476

UNITED STATES	52.9%
COMMUNICATIONS—TOWERS	0.7%
SBA Communications Corp.		46,468	11,205,758

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	0.9%
Boyd Gaming Corp.		540,659	12,948,783

REAL ESTATE	51.3%
DATA CENTERS	2.5%
CyrusOne, Inc.		254,098	20,099,152

		Shares	Value
Digital Realty Trust, Inc.		10,222	$1,326,918
Equinix, Inc.		30,415	17,543,372

			38,969,442

HEALTH CARE	6.1%
Medical Properties Trust, Inc.		586,892	11,479,608
Sabra Health Care REIT, Inc.		867,515	19,918,144
Welltower, Inc.		689,812	62,531,458

			93,929,210

HOTEL	2.3%
Park Hotels & Resorts, Inc.		794,816	19,846,555
Pebblebrook Hotel Trust		547,440	15,229,781

			35,076,336

INDUSTRIALS	4.8%
Americold Realty Trust		438,861	16,268,577
Prologis, Inc.		674,191	57,454,557

			73,723,134

NET LEASE	6.4%
Agree Realty Corp.		149,494	10,935,486
Realty Income Corp.		467,010	35,810,327
VEREIT, Inc.		3,272,622	32,006,243
VICI Properties, Inc.		835,949	18,934,245

			97,686,301

OFFICE	3.7%
Columbia Property Trust, Inc.		508,757	10,760,210
Empire State Realty Trust, Inc., Class A		863,295	12,319,220
Kilroy Realty Corp.		422,302	32,893,103

			55,972,533

RESIDENTIAL	14.6%
APARTMENT	10.3%
Equity Residential		574,282	49,537,565
Essex Property Trust, Inc.		124,361	40,622,521
UDR, Inc.		1,406,881	68,205,591

			158,365,677

MANUFACTURED HOME	2.0%
Sun Communities, Inc.		204,003	30,284,245

		Shares	Value
SINGLE FAMILY	2.3%
Invitation Homes, Inc.		1,192,393	$35,306,757

TOTAL RESIDENTIAL			223,956,679

SELF STORAGE	3.8%
Extra Space Storage, Inc.		322,972	37,729,589
Public Storage		81,724	20,044,446

			57,774,035

SHOPPING CENTERS	7.1%
COMMUNITY CENTER	3.9%
Kimco Realty Corp.		1,157,400	24,166,512
Regency Centers Corp.		407,017	28,283,611
SITE Centers Corp.		480,222	7,256,155

			59,706,278

REGIONAL MALL	3.2%
Macerich Co. (The)		318,152	10,050,421
Simon Property Group, Inc.		213,802	33,278,281
Taubman Centers, Inc.		149,525	6,105,106

			49,433,808

TOTAL SHOPPING CENTERS			109,140,086

TOTAL REAL ESTATE			786,227,756

TOTAL UNITED STATES			810,382,297

TOTAL COMMON STOCK (Identified cost—$1,252,206,429)			1,493,836,254

SHORT-TERM INVESTMENTS	2.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(d)		43,901,925	43,901,925

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$43,901,925)			43,901,925

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,296,108,354)	100.4%		1,537,738,179
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)		(5,927,075)

NET ASSETS	100.0%		$1,531,811,104

Glossary of Portfolio Abbreviations

EUR	Euro Currency
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Security value is determined based on significant unobservable inputs (Level 3).
(b)	Non-income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $22,661,852 which represents 1.5% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Residential	22.2
Diversified	20.9
Office	10.0
Industrials	8.4
Health Care	7.3
Shopping Centers	7.1
Net Lease	6.4
Self Storage	4.1
Data Centers	3.8
Retail	3.4
Hotel	2.3
Consumer, Cyclical—Hotels, Restaurants & Leisure	0.9
Communications—Towers	0.7
Other	2.5

100.0%

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$47,616,181	$47,616,181	$—	$0	(a)

Other Countries	1,446,220,073	1,446,220,073	—	—

Short-Term Investments	43,901,925	—	43,901,925	—

Total Investments in Securities(b)	$1,537,738,179	$1,493,836,254	$43,901,925	$0

(a)	BGP Holdings PLC was acquired via a spinoff and has been fair valued at $0, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.